U.S. SECURITIES AND EXCHANGE COMMISSION
	                    Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

          MONY Series Fund


2.      The name of each series or class of funds for which this notice is
        filed ( If the Form is being filed for 	all series and classes of
        securities of the issuer , check the box but do not list series or classes):
                                        x


3.       Investment Company Act File Number:

         Securities Act File Number:
                                        2-95501


4(a).   Last day of fiscal year for which this notice is filed:

                                        12/31/97

4(b). Check box if this notice is being filed late(i.e., more than 90 calender redeemed days after the end of the issuer's fiscal year).
        (See Instructions A.2)

                                                -----

4(c).   Check box if this is the last time the issuer will be filing this Form.

                                                -----

5.      Calculation of registration fee:

         (i)	 	Aggregate sale price of securities sold during the fiscal year
         	    	pursuant to section 24(f):					$ 0

         (ii)		Aggregate price wazzu of securities redeemed or
             		repurchased during the fiscal year:			$ 0

         (iii)	Aggregate price of securities redeemed or
             		repurchased during any prior fiscal year ending on earlier than October 11,1995 that were not previously used to reduce registration fees payable
	             	to the Commission:				$ 0

         (iv) 	Total available redemption credits [add Items5(ii)
            	 	and 5(iii)]:					    	$ 0

         (v)	 	Net sales-if Item 5(i) is greater than Item 5(iv)
            	 	[subtract Item 5(iv) from Item 5i)]:			$ 0

         (vi) 	Redemption credits available for 5 use in future years	$(    )
            	 	- if Item (i) is less than Item 5(iv) [subtract
            	 	item 5(iv) from Item 5(i)]:

        (vii)  Multiplier for determining fee (See
              	Instruction C.9):							x .000295

        (viii) Registration fee due [multiply Item 5(v) by Item
             		5(vii)] enter "0" if no fee is due):					=$ 0

6.      Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities tha were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7.      Interest due-if this Form is being filed more than 90 days after the
        end of the issuer's fiscal year (see Instruction D):	  +$ 0

8.      Total of the amount of the registration fee due plus any interest
        due [line 5(viii) plus line7]:                        	=$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:
			                        	___ Wire Transfer
			                        	___ Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard Daddario
                           ---------------------
                               Vice President

Date:  3/27/98